Submission	Jul. 11, 2025
Submission [Line Items]
Central Index Key	0000009631
Registrant Name	BANK OF NOVA SCOTIA
Registration File Number	333-282565
Form Type	F-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES